Related party transactions - President, CEO (Details) - Rajeev Suri - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Base salary / fee	€ 1,300,000	€ 1,050,000	€ 1,050,000
Cash incentive payments	637,163	873,862	997,369
Share-based payment expenses	2,265,547	1,978,268	2,606,613
Pension expenses	353,846	312,607	338,787
Total	€ 4,556,556	€ 4,214,737	€ 4,992,769